Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Summary of significant related party transactions

	For the year ended December 31,
	2015	2016	2017
Revenues generated from RONG360 (a)	—	19,932	102,997
Administrative expenses charged to RONG360 (b)	—	—	2,691
Collection handling services provided by RONG360 (c)	—	—	(1,564)
Initial working capital contributed by RONG360 immediately before the IPO (d)	—	—	150,000

The following sets forth related party outstanding balance:

	As of December 31,
	2016	2017
Amount due from/(to) RONG360 (e)	21,128	(35,427)

(a)

RONG360’s business comprised the Platform Business segment and non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and non Platform business segment of RONG360 are accounted for as related party transactions. The Group provided recommendation services to the non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate as that was charged to third party customers.

(b)

Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).

(c)

Following the Reorganization, RONG360 charged the Group collection handling fees for the revenue amount billed to third parties through RONG360 by the Group. As of December 31, 2017, the accounts receivable billed through RONG360 amounted to RMB141,190.

(d)	RONG360 provided RMB150 million (US$23.1 million) of initial working capital to the Company in the form of a capital contribution. The Company received the related cash in November 2017.

Summary of related party outstanding balance

	As of December 31,
	2016	2017
Amount due from/(to) RONG360 (e)	21,128	(35,427)

(e)	The balance arose from the aforementioned related party transactions and various operational payments made by RONG360 on behalf of the Group, such as payroll costs, miscellaneous expenses, etc.